Lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Current lease liabilities	$ 214	$ 192
Non-current liabilities [abstract]
Lease liabilities	1,441	1,256
Total lease liabilities	$ 1,655	$ 1,448